SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION

15. SEGMENT AND GEOGRAPHIC INFORMATION

For the periods ended July 1, 2016 and June 27, 2015, we reported our business in four operating segments: Bracing and Vascular; Recovery Sciences; Surgical Implant and International.

Bracing and Vascular Segment

Our Bracing and Vascular segment, which generates its revenues in the United States, offers our rigid knee bracing products, orthopedic soft goods, cold therapy products, vascular systems, therapeutic shoes and inserts and compression therapy products, primarily under the DonJoy, ProCare, Aircast, Dr. Comfort, Bell-Horn and Exos brands. This segment also includes our OfficeCare channel, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients. The Bracing and Vascular segment primarily sells its products to orthopedic and sports medicine professionals, hospitals, podiatry practices, orthotic and prosthetic centers, home medical equipment providers and independent pharmacies. In 2014 we expanded our consumer channel to focus on marketing, selling and distributing our products, including bracing and vascular products, to professional and consumer retail customers and online. The bracing and vascular products sold through this channel are principally sold under the DonJoy Performance, Bell-Horn and Dr. Comfort brands.

Recovery Sciences Segment

Our Recovery Sciences segment, which generates its revenues in the United States, is divided into three main channels:

•	CMF. Our CMF channel sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

•	Chattanooga. Our Chattanooga channel offers products in the clinical rehabilitation market in the category of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

•	Consumer. Our consumer channel offers professional and consumer retail customers our Compex electrostimulation device, which is used in training programs to aid muscle development and to accelerate muscle recovery after training sessions.

Surgical Implant Segment

Our Surgical Implant segment, which generates its revenues in the United States, develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market.

International Segment

Our International segment, which generates most of its revenues in Europe, sells all of our products and certain third-party products through a combination of direct sales representatives and independent distributors.

Information regarding our reportable business segments is presented below (in thousands). Segment results exclude the impact of amortization and impairment of goodwill and intangible assets, certain general corporate expenses, and charges related to various integration activities, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined in our Credit Facilities. We do not allocate assets to reportable segments because a significant portion of our assets are shared by the segments.

	Three Months Ended		Six Months Ended
	July 1, 2016	June 27, 2015	July 1, 2016	June 27, 2015
Net sales:
Bracing and Vascular	$131,751	$136,179	$255,967	$250,083
Recovery Sciences	38,449	40,102	75,024	74,627
Surgical Implant	42,575	28,071	85,625	54,997
International	80,077	75,550	155,142	147,706

	$292,852	$279,902	$571,758	$527,413

Operating income:
Bracing and Vascular	$29,072	$31,497	$49,606	$52,393
Recovery Sciences	8,056	7,472	14,501	11,402
Surgical Implant	6,053	4,392	13,282	8,712
International	14,653	13,312	23,642	25,697
Expenses not allocated to segments and eliminations	(36,290)	(31,659)	(70,025)	(63,440)

	$21,544	$25,014	$31,006	$34,764

Geographic Area

Following are our net sales by geographic area (in thousands):

	Three Months Ended		Six Months Ended
	July 1, 2016	June 27, 2015	July 1, 2016	June 27, 2015
Net sales:
United States	$212,775	$204,352	$416,616	$379,707
Other Europe, Middle East and Africa	38,057	35,863	74,516	69,557
Germany	21,960	20,838	42,963	41,872
Australia and Asia Pacific	11,400	10,500	21,402	20,391
Canada	6,697	6,381	12,434	11,733
Latin America	1,963	1,968	3,827	4,153

	$292,852	$279,902	$571,758	$527,413

18. SEGMENT AND GEOGRAPHIC INFORMATION

For the years ended December 31, 2015, 2014 and 2013, we reported our business in four operating segments: Bracing and Vascular; Recovery Sciences; Surgical Implant and International.

Bracing and Vascular Segment

Our Bracing and Vascular segment, which generates its revenues in the United States, offers our rigid knee bracing products, orthopedic soft goods, cold therapy products, vascular systems, therapeutic shoes and inserts and compression therapy products, primarily under the DonJoy, ProCare, Aircast, Dr. Comfort, Bell-Horn and Exos brands. This segment also includes our OfficeCare channel, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients. The Bracing and Vascular segment primarily sells its products to orthopedic and sports medicine professionals, hospitals, podiatry practices, orthotic and prosthetic centers, home medical equipment providers and independent pharmacies. In 2014 we expanded our consumer channel to focus on marketing, selling and distributing our products, including bracing and vascular products, to professional and consumer retail customers and on-line. The bracing and vascular products sold through the channel will principally be sold under the DonJoy Performance, Bell-Horn and Doctor Comfort brands.

Recovery Sciences Segment

Our Recovery Sciences segment, which generates its revenues in the United States, is divided into three main channels:

•	CMF. Our CMF channel sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

•	Chattanooga. Our Chattanooga channel offers products in the clinical rehabilitation market in the category of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

•	Consumer. Our consumer channel offers professional and consumer retail customers our Compex electrostimulation device, which is used in training programs to aid muscle development and to accelerate muscle recovery after training sessions.

Surgical Implant Segment

Our Surgical Implant segment, which generates its revenues in the United States, develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market.

International Segment

Our International segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Information regarding our reportable business segments is presented below (in thousands). Segment results exclude the impact of amortization and impairment of goodwill and intangible assets, certain general corporate expenses, and charges related to various integration activities, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined in the senior secured credit facilities. We do not allocate assets to reportable segments because a significant portion of our assets are shared by the segments.

	Year Ended December 31,
	2015	2014	2013
Net sales:
Bracing and Vascular	$526,295	$504,590	$476,492
Recovery Sciences	156,194	157,485	158,110
Surgical Implant	134,843	100,139	87,088
International	296,295	325,315	299,094

	$1,113,627	$1,087,529	$1,020,784

Operating income (loss):
Bracing and Vascular	$115,791	$102,933	$86,447
Recovery Sciences	29,035	33,863	37,689
Surgical Implant	25,531	12,712	8,669
International	48,578	62,304	57,515
Expenses not allocated to segments and eliminations	(141,120)	(147,376)	(182,424)

	$77,815	$64,436	$7,896

Geographic Area

Following are our net sales by geographic area (in thousands):

	Year Ended December 31,
	2015	2014	2013
United States	$817,332	$762,214	$721,690
Other Europe, Middle East, and Africa	141,638	156,339	139,252
Germany	80,982	91,754	88,236
Australia and Asia Pacific	40,717	39,990	35,025
Canada	23,966	26,481	27,035
Latin America	8,992	10,751	9,546

	$1,113,627	$1,087,529	$1,020,784

Net sales are attributed to countries based on location of customer. In each of the years ended December 31, 2015, 2014 and 2013, no individual customer or distributor accounted for 10% or more of total annual net sales.

Following are our long-lived assets by geographic area (in thousands):

	December 31, 2015	December 31, 2014
United States	$106,058	$104,211
International	16,389	16,470

	$122,447	$120,681